Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows provided by (used for) operating activities:
Net income (loss)	$ 582	$ 82
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	134	124
Deferred income taxes	(4)	(26)
(Income) loss from equity investments, net	(53)	13
Share-based compensation cost	627	852
Operating lease expense	28	26
Other non-cash operating activities, net	0	(2)
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	(159)	200
Contract assets, net (including contract assets from related parties)	(207)	(154)
Prepaid expenses and other assets	(82)	(19)
Accrued compensation and benefits	(182)	(383)
Contract liabilities (including contract liabilities from related parties)	11	(148)
Tax liabilities	(106)	(46)
Operating lease liabilities	(28)	(18)
Other liabilities (including payables to related parties)	(422)	(78)
Net cash provided by (used for) operating activities	139	423
Cash flows provided by (used for) investing activities
Purchases of short-term investments	(355)	(540)
Proceeds from maturity of short-term investments	720	351
Purchases of equity investments	(52)	(32)
Purchases of intangible assets	(16)	(43)
Purchases of property and equipment	(145)	(81)
Other investing activities, net, including investments in convertible loans	1	(1)
Net cash provided by (used for) investing activities	153	(346)
Cash flows provided by (used for) financing activities
Payments of intangible asset obligations	(42)	(29)
Other financing activities, net	(21)	(10)
Payments of withholding tax on vested shares	(112)	(48)
Net cash provided by (used for) financing activities	(175)	(87)
Effect of foreign exchange rate changes on cash and cash equivalents	(4)	7
Net increase (decrease) in cash and cash equivalents	113	(3)
Cash and cash equivalents at the beginning of the period	1,923	1,554
Cash and cash equivalents at the end of the period	2,036	1,551
Non-cash investing and financing activities:
Non-cash additions in property and equipment	66	18
Non-cash additions in intangible assets	57	47
Non-cash additions in operating lease right-of-use assets	65	18
Non-cash additions of operating lease liabilities	64	18
Non-cash additions to equity investments from conversion of certain receivables	0	9
Non-cash distributions to shareholders	0	12
Non-cash withholding tax on vested shares	6	63
Non-cash reclassification of share-based compensation costs	$ 0	$ 343